Submission	Nov. 21, 2025
Submission [Line Items]
Central Index Key	0001187953
Registrant Name	Creative Medical Technology Holdings, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Creative Medical Technology Holdings, Inc.